Other Long-Term Liabilities - Deferred (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Liabilities, Noncurrent [Line Items]
Deferred payment arrangement number of sellers	1
Deferred payment arrangements value	$ 2,200,000	$ 3,100,000
Funds received from investor	2,800,000
Asset Retirement Obligation
Other Liabilities, Noncurrent [Line Items]
Deferred rent and other facility costs	$ 2,100,000	$ 1,900,000
Minimum
Other Liabilities, Noncurrent [Line Items]
Leasehold improvements and long-term liability amortization period	5 years
Maximum
Other Liabilities, Noncurrent [Line Items]
Leasehold improvements and long-term liability amortization period	10 years